Quarterly Report
November 30, 2023
MFS®  Global Real
Estate Fund
GRE-Q1

Portfolio of Investments
11/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Brokerage & Asset Managers – 0.6%
Brookfield Asset Management Ltd.	404,195	$14,151,814
Construction – 7.4%
American Homes 4 Rent, “A”, REIT	1,557,992	$56,508,370
AvalonBay Communities, Inc., REIT	352,940	61,037,444
Essex Property Trust, Inc., REIT	297,553	63,515,663
		$181,061,477
Engineering - Construction – 2.7%
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	9,975,049	$37,629,341
Prologis Property Mexico S.A. de C.V., REIT	6,533,729	28,130,941
		$65,760,282
Forest & Paper Products – 4.9%
Rayonier, Inc., REIT	2,090,713	$64,143,075
Weyerhaeuser Co., REIT	1,760,935	55,205,312
		$119,348,387
Medical & Health Technology & Services – 3.6%
Encompass Health Corp.	549,940	$35,839,590
Universal Health Services, Inc.	385,864	53,048,583
		$88,888,173
Printing & Publishing – 1.0%
Lamar Advertising Co., REIT	241,035	$24,414,435
Real Estate – 66.7%
Alexandria Real Estate Equities, Inc., REIT	506,880	$55,452,672
Big Yellow Group PLC, REIT	2,579,151	35,262,994
Boston Properties, Inc., REIT	521,928	29,713,361
Brixmor Property Group, Inc., REIT	2,381,910	51,258,703
Canadian Apartment Properties, REIT	683,732	23,294,101
CapitaLand India Trusts IEU, REIT	18,749,363	14,436,603
CapitaLand Investment Ltd.	19,568,800	44,324,934
CubeSmart, REIT	1,029,580	40,936,101
Douglas Emmett, Inc., REIT	1,023,074	12,501,964
Equity Lifestyle Properties, Inc., REIT	1,281,157	91,090,263
Extra Space Storage, Inc., REIT	621,250	80,868,113
Farmland Partners, Inc., REIT	1,152,951	14,273,533
Federal Realty Investment Trust, REIT	588,894	56,292,377
Goodman Group, REIT	4,620,196	69,451,062
Grainger PLC	11,277,525	36,162,752
Granite REIT	736,802	37,302,994
Heiwa Real Estate Co. Ltd.	458,000	12,464,792
Japan Logistics Fund, Inc., REIT	11,961	23,274,980
Japan Metropolitan Fund Investment Corp., REIT	43,065	28,611,240
KATITAS Co. Ltd.	1,578,300	22,887,798
LEG Immobilien SE (a)	162,107	12,376,452
Mitsui Fudosan Co. Ltd.	2,743,500	64,248,159
National Storage, REIT	21,529,518	30,727,353
NNN REIT, Inc.	1,470,212	59,720,011
Nomura Real Estate Holdings	568,200	13,812,173
Parkway Real Estate LLC, REIT	4,935,067	12,543,341
Phillips Edison & Co., REIT	1,547,708	54,541,230
Prologis, Inc., REIT	2,216,205	254,708,441
PSP Swiss Property AG	182,212	24,053,565

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Rexford Industrial Realty, Inc., REIT	878,795	$43,254,290
Rural Funds Group, REIT	3,872,564	4,900,095
SEGRO PLC, REIT	3,839,373	39,367,447
Shaftesbury Capital PLC, REIT	19,607,647	29,927,176
Shurgard Self Storage Ltd., REIT	705,227	30,601,967
Sino Land Co. Ltd.	16,091,635	16,212,560
Star Asia Investment Corp., REIT	34,325	13,358,644
Sun Communities, Inc., REIT	552,207	71,422,453
Swire Properties Ltd.	7,071,800	13,742,901
Unite Group PLC, REIT	2,318,186	28,417,212
Vonovia SE, REIT	1,165,155	32,366,297
		$1,630,163,104
Telecommunications - Wireless – 3.9%
Cellnex Telecom S.A.	933,085	$35,588,850
SBA Communications Corp., REIT	239,049	59,035,541
		$94,624,391
Telephone Services – 8.2%
Equinix, Inc., REIT	219,274	$178,710,503
Helios Towers PLC (a)	23,594,601	21,282,803
		$199,993,306
Total Common Stocks		$2,418,405,369
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.46% (v)	18,326,747	$18,328,579

Other Assets, Less Liabilities – 0.2%		5,832,678
Net Assets – 100.0%		$2,442,566,626
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,328,579 and $2,418,405,369, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
IEU	International Equity Unit
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/23 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,418,405,369	$—	$—	$2,418,405,369
Mutual Funds	18,328,579	—	—	18,328,579
Total	$2,436,733,948	$—	$—	$2,436,733,948
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$32,593,176	$122,820,367	$137,083,817	$174	$(1,321)	$18,328,579
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$546,747	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of November 30, 2023, are as follows:
United States	65.2%
United Kingdom	7.8%
Japan	7.3%
Australia	4.3%
Canada	3.1%
Singapore	2.9%
Mexico	2.7%
Germany	1.8%
Spain	1.4%
Other Countries	3.5%
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